INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Intangible assets	$ 144,114	$ 157,019
Net carrying value before impairment
Intangible assets
Intangible assets	153,739	166,432
Allowance for obsolescence of inventories
Intangible assets
Intangible assets	$ (9,625)	$ (9,413)	$ (9,537)